Equity - Equity Attributable to Non-Controlling Interests (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of subsidiaries [line items]
Beginning balance	€ 10,228
Profit/(loss) for the year	246	€ 30	€ 135
Other movements	2	54	(8)
Ending balance	9,698	10,228
Telefónica Brazil
Disclosure of subsidiaries [line items]
Beginning balance	5,756	4,644	3,656
Sales of non-controlling interests and inclusion of companies	25	0	4,359
Acquisitions of non-controlling interests and exclusion of companies	0	0	(1,714)
Dividends paid	(320)	(232)	(346)
Profit/(loss) for the year	336	257	288
Change in translation differences	(772)	1,099	(1,603)
Other movements	(7)	(12)	4
Ending balance	5,018	5,756	4,644
Telefónica Deutschland Holding, A.G.
Disclosure of subsidiaries [line items]
Beginning balance	4,150	4,638	5,178
Sales of non-controlling interests and inclusion of companies	0	0	0
Acquisitions of non-controlling interests and exclusion of companies	(671)	0	(116)
Dividends paid	(229)	(263)	(268)
Profit/(loss) for the year	(140)	(217)	(159)
Change in translation differences	0	0	0
Other movements	4	(8)	3
Ending balance	3,114	4,150	4,638
Colombia Telecomunicaciones, S.A., ESP
Disclosure of subsidiaries [line items]
Beginning balance	(88)	(30)	(50)
Sales of non-controlling interests and inclusion of companies	605	0	17
Acquisitions of non-controlling interests and exclusion of companies	0	0	0
Dividends paid	0	0	0
Profit/(loss) for the year	26	(32)	(8)
Change in translation differences	(4)	(7)	8
Other movements	(16)	(19)	3
Ending balance	523	(88)	(30)
Telefónica Centroamericana Inversiones, S.L.
Disclosure of subsidiaries [line items]
Beginning balance	354	354	326
Sales of non-controlling interests and inclusion of companies	0	0	0
Acquisitions of non-controlling interests and exclusion of companies	0	0	0
Dividends paid	(22)	(28)	(25)
Profit/(loss) for the year	18	19	18
Change in translation differences	(43)	8	34
Other movements	0	1	1
Ending balance	307	354	354
Telxius Telecom, S.A.
Disclosure of subsidiaries [line items]
Beginning balance	0
Sales of non-controlling interests and inclusion of companies	690
Acquisitions of non-controlling interests and exclusion of companies	0
Dividends paid	0
Profit/(loss) for the year	7
Change in translation differences	(3)
Other movements	0
Ending balance	694	0
Other
Disclosure of subsidiaries [line items]
Beginning balance	56	59	76
Sales of non-controlling interests and inclusion of companies	0	1	(8)
Acquisitions of non-controlling interests and exclusion of companies	0	(8)	0
Dividends paid	(12)	(1)	(2)
Profit/(loss) for the year	(1)	3	(4)
Change in translation differences	(2)	3	0
Other movements	1	(1)	(3)
Ending balance	42	56	59
Telefonica, S.A.
Disclosure of subsidiaries [line items]
Beginning balance	10,228	9,665	9,186
Sales of non-controlling interests and inclusion of companies	1,320	1	4,368
Acquisitions of non-controlling interests and exclusion of companies	(671)	(8)	(1,830)
Dividends paid	(583)	(524)	(641)
Profit/(loss) for the year	246	30	135
Change in translation differences	(824)	1,103	(1,561)
Other movements	(18)	(39)	8
Ending balance	€ 9,698	€ 10,228	€ 9,665